Interest income, Interest expense and Foreign exchange gains (losses), net (Tables)	12 Months Ended
Dec. 31, 2024
Interest Income (Expense) And Foreign Exchange Gain (Loss) [Abstract]
Summary of Interest Income	The table presents interest income (in USD thousands):

	December 31,
	2024	2023	2022
Interest income	$3,362	$4,547	$1,324
Total interest income	$3,362	$4,547	$1,324

Summary of Interest Expense
The table presents interest expense (in USD thousands):

	December 31,
	2024	2023	2022
Interest on loans	(1,339)	—	—
Interest on lease liabilities	(567)	(545)	(422)
Other interest	(7)	(43)	(217)
Total interest expense	$(1,913)	$(588)	$(639)

Summary of Foreign Exchange Losses
The table presents foreign exchange gains (losses), net (in USD thousands):

	December 31,
	2024	2023	2022
Foreign exchange gains (losses), net	3,479	(7,628)	(447)
Total foreign exchange gains (losses), net	$3,479	$(7,628)	$(447)